Results of associates and joint ventures (Details) $ / shares in Units, £ in Millions, $ in Millions, $ in Millions									1 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	May 28, 2025 shares	Feb. 28, 2025 GBP (£) shares	Feb. 28, 2025 CAD ($) $ / shares shares	Jan. 01, 2025	Dec. 06, 2024 GBP (£)	Dec. 06, 2024 USD ($)	Dec. 05, 2024	Mar. 13, 2024 GBP (£) shares	Jun. 30, 2025	May 28, 2025	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)	Dec. 31, 2024
Disclosure of associates [abstract]
Share of post-tax results of associates and joint ventures											£ 1,474	£ 1,647
ITC Hotels Limited
Disclosure of associates [abstract]
Percentage interest in investments											15.00%
Reported at CC
Disclosure of associates [abstract]
Share of post-tax results of associates and joint ventures											£ 245
Decrease in share of profit (loss) of associates and joint ventures											(12.70%)
ITC Hotels Limited
Disclosure of associates [abstract]
Equity allocated to shareholders				60.00%
Motif Labs Ltd | Organigram Inc
Disclosure of associates [abstract]
Consideration paid (received) | $						$ 40
ITC Ltd.
Disclosure of associates [abstract]
Gains (losses) on disposals of investments											£ 3
Ownership interest in associates									22.93%	25.43%			25.45%
Number of shares of associate disposed of (in shares) | shares	313,000,000							436,851,457
Adjustments for gain on disposal of investments in subsidiaries, joint ventures and associates								£ 1,361			£ 904	£ 1,361
Percentage of voting equity interests disposed of								3.50%			2.50%
Percentage of ownership interests in associate disposed of								12.00%
ITC Ltd. | ITC Hotels Limited
Disclosure of associates [abstract]
Share of profit (loss) of associates relating to gain on demerger											£ 333
Organigram Inc
Disclosure of associates [abstract]
Gains (losses) on disposals of investments					£ (1)
Ownership interest in associates		36.70%	36.70%		30.60%	30.60%	35.09%
Purchase of interests in investments accounted for using equity method		£ 23	$ 42
Price per share (in CAD per share) | $ / shares			$ 3.22
Organigram Inc | Ordinary shares
Disclosure of associates [abstract]
Number of shares acquired (in shares) | shares		7,562,447	7,562,447
Organigram Inc | Preference shares
Disclosure of associates [abstract]
Number of shares acquired (in shares) | shares		5,330,728	5,330,728
VST Industries Limited
Disclosure of associates [abstract]
Gains on disposals of property, plant and equipment											£ 3